Related Party Transactions - Amounts Due from (to) Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Amount due to related parties	$ 2,106	$ 1,717
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KOAS
Related Party Transaction
Amount due to related parties	$ 1,696	$ 1,398
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KNOT and affiliates
Related Party Transaction
Amount due to related parties	$ 410	$ 319
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Related Party Transaction
Amounts due from related parties	$ 348	$ 1,998
Related Party | KOAS
Related Party Transaction
Amounts due from related parties	$ 376	645
Related Party | KNOT and affiliates
Related Party Transaction
Amounts due from related parties		$ 353